DISCONTINUED OPERATIONS AND DIVESTITURES (Tables)	12 Months Ended
Feb. 23, 2013
Discontinued Operations And Disposal Groups [Abstract]
Summary of Company's Operating Results and Certain Other Directly Attributable Expenses

The following is a summary of the Company’s operating results and certain other directly attributable expenses that are included in discontinued operations for the years ended February 23, 2013, February 25, 2012 and February 26, 2011:

	February 23, 2013 (52 weeks)	February 25, 2012 (52 weeks)	February 26, 2011 (52 weeks)
Net sales	$17,230	$18,764	$20,177
Loss before income taxes from discontinued operations	(1,238)	(876)	(1,263)

Income tax provision (benefit)	(35)	54	47
Loss from discontinued operations, net of tax	$(1,203)	$(930)	$(1,310)

Summary of Assets and Liabilities of Discontinued Operations

The following is a summary of the assets and liabilities of discontinued operations as of February 23, 2013 and February 25, 2012:

	February 23, 2013	February 25, 2012
Assets
Cash and cash equivalents	$77	$93
Receivables, net	215	231
Inventories, net	1,155	1,242
Other current assets	47	50

Total current assets	1,494	1,616

Property, plant and equipment, net	3,767	4,263
Intangible assets, net	555	746
Other assets	655	419

Total assets	$6,471	$7,044

Liabilities
Accounts payable	$652	$797
Accrued vacation, compensation and benefits	217	257
Current maturities of long-term debt and capital lease obligations	212	43
Accrued loss on contract	1,140	—
Other current liabilities	480	509

Total current liabilities of discontinued operations	2,701	1,606

Long-term debt and capital lease obligations	2,832	2,986
Pension and other postretirement benefit obligations	109	101
Other long-term liabilities	850	899

Total liabilities	$6,492	5,592

Net assets (liabilities) of discontinued operations	$(21)	$1,452